United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment    [  ];  Amendment Number:
This Amendment (Check only one):   [  ]  is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:               Manning & Napier Advisory Advantage Corporation
Address:            1100 Chase Square
                    Rochester, New York   14604

13F File Number:     To be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:           Jodi L. Hedberg
Title:          Compliance Manager
Phone:          (716) 325-6880

Signature, Place and Date of Signing

/s/ Jodi L. Hedberg
    Jodi L. Hedberg          Rochester, New York          May 13, 1999

Report Type (Check only one):

[  ]     13F Holdings Report

[X]      13F Notice

[  ]     13F Combination Report


List of other manager reporting for this manager:

13F File Number           Name

28-266                    Manning & Napier Advisors, Inc.